Related party transactions - Additional Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Revenue	[1]	$ 706,040	$ 537,972	$ 322,843
Investor
Related Party Transaction [Line Items]
Maximum percentage of inventory outsourced		10.00%
Termination fee		$ 125,000
Receivable		16,437	10,676
Payable		87,748	37,472
Revenue		$ 40,288	$ 24,220	$ 19,205
Investor | Revenue | Customer Concentration Risk
Related Party Transaction [Line Items]
Concentration risk, percentage		6.00%	5.00%	6.00%
Related Party
Related Party Transaction [Line Items]
Receivable		$ 209
Payable		500
Revenue		$ 40,288	$ 24,220	$ 19,205

[1]	Includes $40,288, $24,220 and $19,205 for related party transactions for the years 2023, 2022 and 2021, respectively. See Note 24.